Fair Value Measurements (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	$ 5,114,422,038	$ 4,333,492,192
Total assets at fair value	5,114,422,038	4,333,492,192
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	1,017,692,492	805,203,786
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	1,017,692,492	805,203,786
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	614,300,719	548,576,454
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	614,300,719	548,576,454
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Cardinal Health, Inc., common shares
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	403,391,773	256,627,332
Cardinal Health, Inc., common shares | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	403,391,773	256,627,332
Cardinal Health, Inc., common shares | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	403,391,773
Cardinal Health, Inc., common shares | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Cardinal Health, Inc., common shares | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Common collective trusts measured at net asset value | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Common collective trusts measured at net asset value	$ 4,096,729,546	$ 3,528,288,406